GMO Global Developed Equity Allocation Fund Annual Fund Operating Expenses - GMO Global Developed Equity Allocation Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026June 30, 2026
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.53%	[2]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.53%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.53%	[2]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.53%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.22%	[4]
Acquired Fund Fees and Expenses	0.53%	[2]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.10%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Includes both management fee and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
[2]	Amount shown excludes extraordinary, non-recurring underlying fund expense incurred during the fiscal year ended February 28, 2025. Had the extraordinary expense been reflected, "Acquired fund fees and expenses" would have been higher by 0.33%.
[3]	GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[4]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.